Business combinations - Schedule of Purchase Consideration, Net Assets Acquired and Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jul. 01, 2023	Apr. 28, 2023
CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of detailed information about business combination [line items]
Cash consideration paid		€ 8,970
Deferred consideration		2,540
Total consideration		€ 11,510
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Cash consideration paid				€ 7,991
Deferred consideration	€ 9,066		€ 18,991	18,583
Total consideration				€ 26,574
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Cash consideration paid					€ 91,619
Total consideration					€ 119,073